CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 102,127	$ 14,805	¥ 125,976	¥ 71,332
Foreign currency translation:
Change in unrealized gains (losses), net of tax	(16,256)	(2,356)	(512)	13,502
Share of other comprehensive income (loss) of equity method investees:
Change in unrealized gains (losses)	(319)	(46)	239	980
Interest rate swaps under hedge accounting and others:
Change in unrealized (losses) gains	(238)	(35)	82	(97)
Other comprehensive income (loss)	(16,813)	(2,437)	(191)	14,385
Total comprehensive income	85,314	12,368	125,785	85,717
Total comprehensive loss attributable to noncontrolling interests	2,765	401	4,183	8,364
Total comprehensive income attributable to ordinary shareholders	¥ 88,079	$ 12,769	¥ 129,968	¥ 94,081